Offerings	Jan. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common shares, par value of euro0.01 per share
Amount Registered | shares	26,285,715
Proposed Maximum Offering Price per Unit	19.00
Maximum Aggregate Offering Price	$ 499,428,585.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,971.09
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. The price of $19.00 per share represents the high end of the proposed offering price range.

(c) Includes the aggregate offering price of additional shares that the underwriters have the option to purchase from the registrant, if any.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common shares, par value of euro0.01 per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	(a) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

(b) Includes the aggregate offering price of additional shares that the underwriters have the option to purchase from the registrant, if any.

(c) The Registrant previously paid a registration fee of $13,810.00 in connection with the initial filing of the Registration Statement Form F-1 (No. 333- 292572) on January 5, 2026. In accordance with Rule 457(b), this amount is credited against the total filing fee payable.